United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Asset Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated Asset Allocation Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—46.5%
		Consumer Discretionary—5.7%
700	[1]	AutoZone, Inc.	$253,148
5,200	[1]	Bed Bath & Beyond, Inc.	349,284
7,900		Best Buy Co., Inc.	140,146
1,300	[1]	BorgWarner, Inc.	89,414
29,900		CBS Corp., Class B	1,086,566
3,128	[1]	Charter Communications, Inc.	243,359
33,100		Comcast Corp., Class A	1,109,843
27,695		Daimler AG	1,355,949
6,000	[1]	Dollar Tree, Inc.	289,020
169,000		Ford Motor Co.	1,578,460
5,300		Gannett Co., Inc.	80,878
6,000		Garmin Ltd.	242,100
15,700	[1]	General Motors Co.	335,195
87,100	[1]	Goodyear Tire & Rubber Co.	1,062,620
18,300		Harman International Industries, Inc.	842,349
1,400		Home Depot, Inc.	79,450
6,800		Johnson Controls, Inc.	185,028
56,500		Lennar Corp., Class A	1,832,295
21,600	[1]	Lululemon Athletica, Inc.	1,408,104
3,700		Macy's, Inc.	149,147
5,500		McGraw-Hill Cos., Inc.	281,600
5,900		News Corp., Inc., Class A	138,001
8,100		PetSmart, Inc.	574,452
13,700		Ross Stores, Inc.	947,903
75,400		TJX Cos., Inc.	3,452,566
1,812		Thor Industries, Inc.	56,969
14,698		Time Warner Cable, Inc.	1,305,476
38,700		Walt Disney Co.	1,914,489
1,000		Weight Watchers International, Inc.	47,770
		TOTAL	21,431,581
		Consumer Staples—4.4%
44,700		Altria Group, Inc.	1,518,012
4,050		Brown-Forman Corp., Class B	259,605
62,300		CVS Corp.	2,837,765
35,636		Coca-Cola Enterprises, Inc.	1,052,331
14,000	[1]	Constellation Brands, Inc., Class A	461,160
17,600		Dr. Pepper Snapple Group, Inc.	788,656
32,500		Herbalife Ltd.	1,572,675
8,714		Hillshire Brands Co.	227,174
24,100		Japan Tobacco, Inc.	727,745
45,937		Kraft Foods, Inc., Class A	1,907,764
867	[1]	Monster Beverage Corp.	51,092
9,515		PepsiCo, Inc.	689,171
29,350		Philip Morris International, Inc.	2,620,955
32,800		Reckitt Benckiser PLC, ADR	371,034

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
2,500		Reynolds American, Inc.	$115,250
19,996		The Coca-Cola Co.	747,850
33,500		Tyson Foods, Inc., Class A	524,610
		TOTAL	16,472,849
		Energy—4.8%
21,200		Anadarko Petroleum Corp.	1,468,524
21,500		Chevron Corp.	2,411,440
18,688		ConocoPhillips	1,061,292
4,000		Devon Energy Corp.	231,320
45,600		Energy XXI Ltd.	1,499,784
32,300		Exxon Mobil Corp.	2,819,790
36,700		Golar LNG Ltd.	1,435,704
4,300		Halliburton Co.	140,868
8,200		Helmerich & Payne, Inc.	374,248
3,600		HollyFrontier Corp.	145,044
20,100		Marathon Oil Corp.	559,182
822		Marathon Petroleum Corp.	42,538
8,800		Murphy Oil Corp.	451,704
16,100		National-Oilwell, Inc.	1,268,680
1,200		Noble Energy, Inc.	105,480
28,730		Occidental Petroleum Corp.	2,442,337
11,300		Oceaneering International, Inc.	605,002
9,694		Phillips 66	407,148
1,000		Schlumberger Ltd.	72,380
11,200		Valero Energy Corp.	350,112
10	[1]	WPX Energy, Inc.	156
5,300		Williams Companies, Inc.	171,031
		TOTAL	18,063,764
		Financials—8.6%
8,000		Aflac, Inc.	369,440
52,000		Allstate Corp.	1,938,560
6,800		American Campus Communities, Inc.	317,016
12,005		American Capital Agency Corp.	418,254
6,235		American Tower Corp.	438,944
29,400		Annaly Capital Management, Inc.	508,914
1,300		Assurant, Inc.	45,825
6,500		Assured Guaranty Ltd.	85,800
12,542	[1]	Berkshire Hathaway, Inc., Class B	1,057,792
2,500		Boston Properties, Inc.	280,325
38,952		CYS Investments, Inc.	560,130
135,100		CapitalSource, Inc.	936,243
2,600		Chubb Corp.	192,114
1,800		Citigroup, Inc.	53,478
5,925		Commerce Bancshares, Inc.	238,363
4,800		Digital Realty Trust, Inc.	357,648
70,800		Discover Financial Services	2,742,084
700		Everest Re Group Ltd.	72,562
4,200		Federal Realty Investment Trust	453,222
6,900		Fidelity National Financial, Inc., Class A	129,996

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
28,900		Fifth Third Bancorp	$437,546
1,300		First Citizens Bancshares, Inc., Class A	214,682
10,600	[1]	Genworth Financial, Inc., Class A	56,074
4,800		Hartford Financial Services Group, Inc.	86,064
38,148		Hatteras Financial Corp.	1,105,910
8,800		Home Properties, Inc.	561,880
14,600		Host Hotels & Resorts, Inc.	223,380
56,000		J.P. Morgan Chase & Co.	2,079,840
42,000		Lincoln National Corp.	975,240
64,000		MFA Mortgage Investments, Inc.	524,160
8,100		MetLife, Inc.	276,453
19,598		Pebblebrook Hotel Trust	463,101
65,600		People's United Financial, Inc.	785,232
15,500		Plum Creek Timber Co., Inc.	634,415
10,800		Post Properties, Inc.	551,340
22,200		Principal Financial Group	609,168
6,100		Protective Life Corp.	172,325
79,100		Regions Financial Corp.	550,536
8,857		Reinsurance Group of America, Inc.	520,260
1,800		Simon Property Group, Inc.	285,660
18,600	[1]	Sunstone Hotel Investors, Inc.	193,998
106,300		Synovus Financial Corp.	221,104
7,400		Taubman Centers, Inc.	592,148
7,400		The Travelers Cos., Inc.	479,076
19,600		Torchmark Corp.	1,003,128
21,400		U.S. Bancorp	714,974
18,700		UDR, Inc.	472,175
2,147		Validus Holdings Ltd.	71,946
176,400		Wells Fargo & Co.	6,002,892
		TOTAL	32,061,417
		Health Care—5.5%
17,700		Aetna, Inc.	679,857
100	[1]	Amerigroup Corp.	9,092
2,500		AmerisourceBergen Corp.	96,300
6,525		Amgen, Inc.	547,578
9,693		Cardinal Health, Inc.	383,358
21,900	[1]	Celgene Corp.	1,577,676
4,000	[1]	Cerner Corp.	292,560
5,700	[1]	Charles River Laboratories International, Inc.	207,024
5,834	[1]	Express Scripts Holding Co.	365,325
30,100	[1]	Forest Laboratories, Inc., Class A	1,044,169
32,000	[1]	Gilead Sciences, Inc.	1,846,080
14,000		Humana, Inc.	981,120
33,200		Johnson & Johnson	2,238,676
24,300		Lilly (Eli) & Co.	1,091,313
12,708		McKesson Corp.	1,106,994
10,300		Merck & Co., Inc.	443,415
4,600	[1]	Onyx Pharmaceuticals, Inc.	330,832
157,022		Pfizer, Inc.	3,746,545

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,300	[1]	Regeneron Pharmaceuticals, Inc.	$192,465
5,900	[1]	Salix Pharmaceuticals Ltd.	259,364
35,600		Sanofi ADR	1,457,820
28,335		UnitedHealth Group, Inc.	1,538,591
		TOTAL	20,436,154
		Industrials—4.3%
55		3M Co.	5,093
25,200		Caterpillar, Inc.	2,150,316
4,500		Chicago Bridge & Iron Co., N.V.	165,690
2,800	[1]	Copart, Inc.	74,788
2,000		Danaher Corp.	107,140
3,000		Dover Corp.	173,430
1,200		Emerson Electric Co.	60,864
18,800		FedEx Corp.	1,647,444
3,400		Fluor Corp.	175,100
3,900		General Dynamics Corp.	255,489
60,035		General Electric Co.	1,243,325
4,109	[1]	Huntington Ingalls Industries, Inc.	164,647
4,099		ITT Corp.	81,570
3,300		Ingersoll-Rand PLC	154,308
1,500		Lincoln Electric Holdings	61,875
5,100		Lockheed Martin Corp.	464,814
7,600		Northrop Grumman Corp.	508,364
8,900		Pall Corp.	494,039
8,400		Parker-Hannifin Corp.	671,832
1,600		Pitney Bowes, Inc.	21,376
14,400		Precision Castparts Corp.	2,319,552
1,200		Rockwell Automation, Inc.	86,472
21,700		Siemens AG, ADR	2,045,876
900		Toro Co.	33,480
1,200		Tyco International Ltd.	67,656
4,700		URS Corp.	171,127
400		Union Pacific Corp.	48,576
12,300		United Technologies Corp.	982,155
5,600	[1]	Verisk Analytics, Inc.	271,712
5,000		W. W. Grainger, Inc.	1,029,800
2,800		Waste Connections, Inc.	81,060
7,365		Xylem, Inc.	178,896
		TOTAL	15,997,866
		Information Technology—10.8%
3,100	[1]	AOL, Inc.	104,377
5,952		Accenture PLC	366,643
60,900	[1]	Advanced Micro Devices, Inc.	226,548
2,100	[1]	Alliance Data Systems Corp.	289,065
16,797		Apple, Inc.	11,174,036
3,200	[1]	Autodesk, Inc.	99,360
1,300	[1]	BMC Software, Inc.	53,820
9,814	[1]	Brocade Communications Systems, Inc.	56,921
12,300		CA, Inc.	320,169

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
24,200		Cisco Systems, Inc.	$461,736
2,268	[1]	Comverse Technology, Inc.	13,608
400		Dell, Inc.	4,236
8,700	[1]	Dolby Laboratories, Class A	288,666
58,400	[1]	EMC Corp. Mass	1,535,336
25,800	[1]	Freescale Semiconductor Ltd.	258,258
4,300	[1]	Gartner Group, Inc., Class A	212,377
6,000	[1]	Google, Inc.	4,110,540
31,600		Intel Corp.	784,628
13,892		International Business Machines Corp.	2,706,856
11,582		Intuit, Inc.	678,010
4,400		KLA-Tencor Corp.	225,764
68,000	[1]	LSI Logic Corp.	529,720
2,200		Lexmark International Group, Class A	47,762
1,200		Mastercard, Inc., Class A	507,480
193,018		Microsoft Corp.	5,948,815
10,484		Motorola Solutions, Inc.	499,668
26,320		Oracle Corp.	833,028
6,600	[1]	Polycom, Inc.	68,772
59,300		Qualcomm, Inc.	3,644,578
28,080	[1]	Symantec Corp.	500,667
8,100	[1]	Tech Data Corp.	393,498
2,300		Texas Instruments, Inc.	66,792
25,300	[1]	VMware, Inc., Class A	2,252,712
2,700		Visa, Inc., Class A Shares	346,275
205	[1]	VistaPrint NV	7,394
17,800	[1]	Western Digital Corp.	744,396
		TOTAL	40,362,511
		Materials—1.0%
10,100		Monsanto Co.	879,811
7,728		PPG Industries, Inc.	850,235
13,800		Reliance Steel & Aluminum Co.	709,734
30,000		Rio Tinto PLC, ADR	1,314,900
		TOTAL	3,754,680
		Telecommunication Services—0.5%
55,300		AT&T, Inc.	2,026,192
		Utilities—0.9%
2,900		AES Corp.	33,031
3,400		American Water Works Co., Inc.	125,358
11,500		Aqua America, Inc.	287,500
77,300		CMS Energy Corp.	1,783,311
35,300		CenterPoint Energy, Inc.	719,767
1,300		ITC Holdings Corp.	93,574
5,155		NV Energy, Inc.	90,419
1,100		NextEra Energy, Inc.	74,041
		TOTAL	3,207,001
		TOTAL COMMON STOCKS (IDENTIFIED COST $148,108,427)	173,814,015
		Asset-Backed Securities—1.2%
$5,652	[2,3]	125 Home Loan Owner Trust 1998-1A, B1, 9.760%, 2/15/2029	4,713

Shares or Principal Amount			Value in U.S. Dollars
		Asset-Backed Securities—continued
$500,000		Ally Master Owner Trust 2011-1 A1, 1.109%, 01/15/2016	$503,945
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.919%, 2/10/2051	292,697
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, 5.886%, 11/15/2044	947,552
500,000		Ford Credit Floorplan Master Owner Trust 2011-1, A2, 0.839%, 2/15/2016	501,126
750,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.727%, 6/20/2017	750,664
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.456%, 2/12/2051	109,628
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 03/12/2051	443,502
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	364,739
489,782	[2,3]	SMART Series 2011-2US Trust, A2B, 0.989%, 11/14/2013	490,256
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,116,021)	4,408,822
		Collateralized Mortgage Obligations—1.3%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	836,817
481,064	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	508,800
500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	522,556
265,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	273,534
250,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	265,984
200,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	211,262
275,000		GS Mortgage Securities Corp. II 2012-GCJ7 B B, 4.740%, 5/10/2045	290,179
572,765	[2,3]	JP Morgan Chase Commercial Mortgage Securities, 2010-C1 A1, 3.853%, 6/15/2043	612,432
100,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.110%, 12/12/2049	109,875
700,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	724,546
3,440	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.000%, 1/28/2027	2,972
475,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	519,403
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	52,807
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,748,522)	4,931,167
		Corporate Bonds—3.4%
		Basic Industry - Chemicals—0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	58,022
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,460
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	41,463
		TOTAL	116,945
		Basic Industry - Metals & Mining—0.1%
80,000		Alcan, Inc., 5.000%, 06/01/2015	88,344
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	77,742
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	116,286
		TOTAL	282,372
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	39,123
150,000	[4]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	121,034
		TOTAL	160,157
		Capital Goods - Aerospace & Defense—0.0%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	54,671
		Capital Goods - Diversified Manufacturing—0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	23,744
70,000		Emerson Electric Co., 4.875%, 10/15/2019	84,415
68,000	[2,3]	Hutchison Whampoa International Ltd., Series 144A, 6.500%, 2/13/2013	69,669
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	121,909

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—continued
$90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	$75,150
		TOTAL	374,887
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	130,532
25,000		Waste Management, Inc., 7.375%, 03/11/2019	32,235
		TOTAL	162,767
		Communications - Media & Cable—0.1%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	28,135
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	121,214
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	26,743
		TOTAL	176,092
		Communications - Media Noncable—0.0%
90,000		News America, Inc., Company Guarantee, 5.650%, 08/15/2020	108,093
		Communications - Telecom Wireless—0.1%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	208,250
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	100,516
100,000		Vodafone Group PLC, Sr. Unsecd. Note, 1.625%, 03/20/2017	102,059
		TOTAL	410,825
		Communications - Telecom Wirelines—0.1%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 9/15/2019	16,356
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	159,137
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	52,262
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	101,500
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	63,935
		TOTAL	393,190
		Consumer Cyclical - Automotive—0.1%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	74,832
50,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	51,659
100,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 03/22/2017	103,393
		TOTAL	229,884
		Consumer Cyclical - Entertainment—0.0%
50,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	52,406
		Consumer Cyclical - Retailers—0.1%
158,006	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	170,176
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	56,783
		TOTAL	226,959
		Consumer Non-Cyclical - Food/Beverage—0.1%
90,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	98,842
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	81,264
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	87,386
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	71,822
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	121,836
30,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	32,190
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	18,396
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	31,225
		TOTAL	542,961
		Consumer Non-Cyclical - Health Care—0.0%
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	53,416
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	25,788

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Consumer Non-Cyclical - Health Care—continued
$75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	$89,448
		TOTAL	168,652
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	111,537
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	102,555
		TOTAL	214,092
		Consumer Non-Cyclical - Tobacco—0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	99,959
		Energy - Independent—0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	130,929
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	36,761
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	27,906
100,000	[2,3]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 6/02/2041	124,000
80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	86,000
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	31,510
		TOTAL	437,106
		Energy - Integrated—0.1%
60,000		Conoco, Inc., Sr. Unsecd. Note, 6.950%, 04/15/2029	85,326
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	103,031
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	106,516
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,909
100,000	[2,3]	Statoil ASA, Series 144A, 5.125%, 04/30/2014	107,069
		TOTAL	445,851
		Energy - Oil Field Services—0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	61,223
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	22,650
45,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	47,239
		TOTAL	131,112
		Energy - Refining—0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	33,505
		Financial Institution - Banking—0.5%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	52,996
120,000		Bank of America Corp., Sr. Note, 7.375%, 05/15/2014	131,002
100,000	[2,3]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	94,500
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	77,318
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	84,566
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	63,218
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	54,773
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	342,242
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,531
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	97,750
75,000		Household Finance Corp., Unsecd. Note, 4.750%, 07/15/2013	77,317
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	102,018
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,038
274,214	[2,3]	Regional Diversified Funding, Series 144A, 9.250%, 3/15/2030	203,058
100,000		U.S. Bank N.A., Series BKNT, 6.300%, 2/04/2014	107,933
140,000		Wachovia Corp., 5.750%, 02/01/2018	168,283
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	48,447
		TOTAL	1,742,990

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Financial Institution - Brokerage—0.1%
$50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	$53,811
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	47,539
100,000	[2,3]	FMR LLC, Series 144A, 4.750%, 3/01/2013	101,779
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	33,269
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	109,012
30,000		Nuveen Investments, 5.500%, 09/15/2015	27,300
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	94,391
		TOTAL	467,101
		Financial Institution - Finance Noncaptive—0.2%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	217,149
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	65,180
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	125,247
120,000		Capital One Capital IV, 6.745%, 02/17/2037	121,200
20,000		Capital One Capital V, 10.250%, 08/15/2039	20,700
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	39,121
110,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 01/15/2021	125,052
		TOTAL	713,649
		Financial Institution - Insurance - Health—0.0%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	61,721
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,199
		TOTAL	120,920
		Financial Institution - Insurance - Life—0.4%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	114,857
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	149,217
90,000		MetLife, Inc., 6.750%, 06/01/2016	107,727
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	14,675
80,000	[2,3]	New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	112,367
50,000		Prudential Financial, Inc., Series MTN, 5.150%, 1/15/2013	50,814
10,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	12,609
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.750%, 9/17/2015	109,881
750,000	[2]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	887,449
		TOTAL	1,559,596
		Financial Institution - Insurance - P&C—0.1%
80,000		CNA Financial Corp., 6.500%, 08/15/2016	92,141
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	18,578
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,327
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 3/15/2014	105,290
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	41,359
10,000		The Travelers Cos, Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,354
		TOTAL	323,049
		Financial Institution - REITs—0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	52,577
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	88,877
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	44,555
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	105,364
40,000		Liberty Property LP, 6.625%, 10/01/2017	47,063
20,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 08/15/2014	22,030
40,000		Simon Property Group LP, 6.750%, 05/15/2014	43,282
		TOTAL	403,748

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Foreign-Local-Government—0.0%
$50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	$72,533
		Municipal Services—0.1%
140,000	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	141,614
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	105,250
		TOTAL	246,864
		Technology—0.1%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	23,313
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	49,465
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	125,725
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	66,646
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	51,630
		TOTAL	316,779
		Transportation - Railroads—0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	109,087
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	61,743
		TOTAL	170,830
		Transportation - Services—0.1%
75,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	89,817
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 3/02/2015	103,598
		TOTAL	193,415
		Utility - Electric—0.3%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	81,139
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	59,142
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	61,246
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	12,936
40,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 2006-C, 5.500%, 9/15/2016	46,725
60,000	[2,3]	Electricite De France SA, Series 144A, 5.500%, 01/26/2014	63,540
90,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	96,157
50,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	55,738
49,597	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	54,223
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	129,197
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	147,102
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	36,065
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	68,091
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	51,094
100,000		Union Electric Co., 6.000%, 04/01/2018	120,349
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	80,883
		TOTAL	1,163,627
		Utility - Natural Gas Distributor—0.1%
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	20,090
75,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	81,599
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	71,612
		TOTAL	173,301
		Utility - Natural Gas Pipelines—0.1%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	102,426
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	80,495

Shares or Principal Amount		Value in U.S. Dollars
	Corporate Bonds—continued
	Utility - Natural Gas Pipelines—continued
$110,000	Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	$123,225
	TOTAL	306,146
	TOTAL CORPORATE BONDS (IDENTIFIED COST $11,550,843)	12,797,034
	Governments/Agencies—0.0%
	Sovereign—0.0%
75,000	United Mexican States, 6.625%, 03/03/2015	84,937
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	42,450
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $105,998)	127,387
	Mortgage-Backed Securities—0.2%
5,419	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	6,161
4,264	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	4,980
10,341	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	11,734
8,790	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	9,994
3,419	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	3,867
11,499	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	12,859
28,121	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	30,377
307	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	318
6,460	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	6,993
10,340	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	11,709
7,018	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	7,968
21,106	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	24,041
29,431	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	31,738
30,880	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	33,300
18,199	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	20,479
32,678	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	35,995
35,929	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	38,981
2,058	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	2,379
1,079	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,263
9,006	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	10,537
163	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	170
15,847	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	17,787
1,207	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	1,349
108	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	126
30,469	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	34,194
12,279	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	13,778
17,554	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	19,408
32,769	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	36,015
18,306	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	21,213
10,323	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	12,000
21,668	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	24,847
37,839	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	43,427
966	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,098
3,490	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	4,078
4,284	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	4,900
446	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	521
442	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	506
9,243	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	10,703
7,783	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	8,901

Shares or Principal Amount			Value in U.S. Dollars
		Mortgage-Backed Securities—continued
$1,407		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	$1,634
10,184		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	11,819
8,919		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	10,257
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $527,092)	584,404
		MUNICIPALS—0.2%
		Illinois—0.2%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038	117,643
500,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 01/01/2042	517,245
		TOTAL MUNICIPALS (IDENTIFIED COST $590,000)	634,888
		U.S. Treasury—9.0%
2,036,420		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,306,067
1,350,000	[5,6]	United States Treasury Bill, 0.105%, 11/23/2012	1,349,722
1,400,000	[5,6]	United States Treasury Bill, 0.105%, 11/29/2012	1,399,707
1,450,000	[5,6]	United States Treasury Bill, 0.110%, 9/13/2012	1,449,973
1,750,000		United States Treasury Bond, 3.750%, 8/15/2041	2,155,399
5,000,000		United States Treasury Bond, 4.500%, 2/15/2036	6,837,891
250,000		United States Treasury Note, 0.500%, 7/31/2017	249,024
3,200,000	[5]	United States Treasury Note, 0.875%, 11/30/2016	3,254,490
12,200,000		United States Treasury Note, 1.000%, 9/30/2016	12,474,595
1,750,000		United States Treasury Note, 3.500%, 5/15/2020	2,058,216
		TOTAL U.S. TREASURY (IDENTIFIED COST $32,757,595)	33,535,084
		MUTUAL FUNDS—38.1%[7]
181,425		Emerging Markets Fixed Income Core Fund	6,073,828
366,317		Federated InterContinental Fund, Institutional Shares	16,608,816
3,701,230		Federated Mortgage Core Portfolio	37,974,617
64,920,614	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	64,920,614
603,429		Federated Project and Trade Finance Core Fund	5,907,566
1,638,358		High Yield Bond Portfolio	10,862,315
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $137,908,354)	142,347,756
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $340,412,852)[9]	373,180,557
		OTHER ASSETS AND LIABILITIES-NET—0.1%[10]	533,525
		TOTAL NET ASSETS—100%	$373,714,082

At August 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1OMX 30 Index Short Futures	2	$209,400	September 2012	$1,028
[1]United States Treasury Bonds 30-Year Short Futures	33	$4,996,406	December 2012	$(99,375)
[1]United States Treasury Notes 2-Year Short Futures	55	$12,131,797	December 2012	$(11,929)
1AEX Index Long Futures	4	$263,480	September 2012	$(3,182)
1ASX SPI 200 Index Long Futures	24	$2,584,800	September 2012	$80,701
1CAC 40 Index Long Futures	19	$647,045	September 2012	$(8,393)
1DAX Index Long Futures	13	$2,265,088	September 2012	$330,666
1FTSE 100 Index Long Futures	54	$3,077,190	September 2012	$230,051
1FTSE/MIB Index Long Futures	19	$1,435,165	September 2012	$143,037
[1]Hang Seng Index Long Futures	8	$7,747,600	September 2012	$(14,379)
1IBEX 35 Index Long Futures	12	$888,312	September 2012	$44,881
[1]Russell 2000 Mini Index Long Futures	307	$24,900,770	September 2012	$2,005,672
1S&P 500 Index Long Futures	25	$8,781,875	September 2012	$145,119
1S&P Midcap 400 E-Mini Index Long Futures	37	$3,591,960	September 2012	$32,090
1S&P/TSE 60 Index Long Futures	24	$3,276,960	September 2012	$112,512
1SGX MSCI Singapore Index Long Futures	29	$2,013,180	September 2012	$(6,660)
[1]Swiss Market Index Long Futures	43	$2,751,140	September 2012	$187,379
1TOPIX Index Long Futures	42	$305,130,000	September 2012	$140,350
[1]United States Treasury Notes 5-Year Long Futures	123	$15,333,680	December 2012	$85,247
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,394,815
The average notional value of long and short futures contracts held by the Fund throughout the period was $369,649,256 and $33,088,741, respectively. This is based on the contracts held as of each month-end throughout the period.
At August 31, 2012, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Banc of America Securities LLC	Goldman Sachs & Co.	Banc of America Securities LLC
Reference Entity	Series 17 Investment Grade Index	Series 17 Investment Grade Index	Series 18 High Yield CDX Index
Buy/Sell	Sell	Sell	Buy
Pay/Receive Fixed Rate	1.00%	1.00%	5.00%
Expiration Date	12/20/2016	12/20/2016	6/20/2017
Implied Credit Spread at 8/31/2012[11]	0.68%	0.68%	4.29%
Notional Amount	$20,000,000	$20,000,000	$4,950,000
Market Value	$62,568	$62,568	$86,835
Upfront Premiums Paid/(Received)	$(192,748)	$(222,805)	$228,938
Unrealized Appreciation/(Depreciation)	$255,316	$285,373	$(142,103)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $42,990,000. This is based on amounts held as of each month-end throughout the period.
Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $16,356 and $8,867, respectively. This is based on the contracts held as of each month-end throughout the period.
At August 31, 2012, the Fund had no outstanding foreign exchange contracts.
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $4,686,483, which represented 1.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2012, these liquid restricted securities amounted to $3,796,062, which represented 1.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.000%, 1/28/2027	2/4/1998	$10,341	$2,972
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$887,449
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Discount rate at time of purchase.
7	Affiliated holdings.
8	7-Day net yield.
9	At August 31, 2012, the cost of investments for federal tax purposes was $340,351,201. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) futures contracts and (c) swap contracts was $32,829,356. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,348,239 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,518,883.
10	Assets, other than investments in securities, less liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$160,834,434	$—	$—	$160,834,434
International	10,895,887	2,083,694	—	12,979,581
Debt Securities:
Asset-Backed Securities	—	4,404,109	4,713[2]	4,408,822
Collateralized Mortgage Obligations	—	4,928,195	2,972[3]	4,931,167
Corporate Bonds	—	12,691,784	105,250[3]	12,797,034
Governments/Agencies	—	127,387	—	127,387
Mortgage-Backed Securities	—	584,404	—	584,404
Municipals	—	634,888	—	634,888
U.S. Treasury	—	33,535,084	—	33,535,084
Mutual Funds	136,440,190	5,907,566	—	142,347,756
TOTAL SECURITIES	$308,170,511	$64,897,111	$112,935	$373,180,557
OTHER FINANCIAL INSTRUMENTS[4]	$3,394,815	$211,971	$—	$3,606,786

1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $4,677 of a security transferred from Level 2 to Level 3 because the Adviser determined that this security more appropriately meets the definition of Level 3. Transfer shown represents the value of the security at the beginning of the period.
3	Includes $3,318 of a collateralized mortgage obligation security and $101,265 of a corporate bond security transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of securities at the beginning of the period.
4	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Asset Allocation Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012